INCOME TAXES - Deferred taxes (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
Deferred tax assets	$ 312	$ 274
Deferred tax liabilities	(26)	(36)
Net deferred tax position	$ 286	$ 238	$ 113